July 29, 2015

Mary Cole, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)

 on behalf of the following series and classes:

T. Rowe Price Target Retirement 2005 Fund

T. Rowe Price Target Retirement 2005 Fund—Advisor Class

T. Rowe Price Target Retirement 2010 Fund

T. Rowe Price Target Retirement 2010 Fund—Advisor Class

T. Rowe Price Target Retirement 2015 Fund

T. Rowe Price Target Retirement 2015 Fund—Advisor Class

T. Rowe Price Target Retirement 2020 Fund

T. Rowe Price Target Retirement 2020 Fund—Advisor Class

T. Rowe Price Target Retirement 2025 Fund

T. Rowe Price Target Retirement 2025 Fund—Advisor Class

T. Rowe Price Target Retirement 2030 Fund

T. Rowe Price Target Retirement 2030 Fund—Advisor Class

T. Rowe Price Target Retirement 2035 Fund

T. Rowe Price Target Retirement 2035 Fund—Advisor Class

T. Rowe Price Target Retirement 2040 Fund

T. Rowe Price Target Retirement 2040 Fund—Advisor Class

T. Rowe Price Target Retirement 2045 Fund

T. Rowe Price Target Retirement 2045 Fund—Advisor Class

T. Rowe Price Target Retirement 2050 Fund

T. Rowe Price Target Retirement 2050 Fund—Advisor Class

T. Rowe Price Target Retirement 2055 Fund

T. Rowe Price Target Retirement 2055 Fund—Advisor Class

T. Rowe Price Target Retirement 2060 Fund

T. Rowe Price Target Retirement 2060 Fund—Advisor Class

 File Nos.: 333-92380/811-21149

Dear Ms. Cole:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(a) of the Securities and Exchange Act of 1934, we are filing the preliminary Proxy Statement and accompanying materials (including proxy ballots and voting site) for the above listed Registrant and certain of its series and classes thereunder. These materials relate to a special meeting of shareholders to be held on October 20, 2015 (the “Shareholder Meeting”). The record date for the Shareholder Meeting is August 4, 2015, and the definitive proxy statement is expected to begin mailing to shareholders on August 17, 2015. The definitive proxy filing will include the funds’ outstanding shares as of the record date, and will set forth the principal holders of the funds’ shares and beneficial ownership information for the funds’ executive officers and directors as of July 31, 2015.

The Special Meeting will be held on behalf of each of the T. Rowe Price Target Retirement Funds listed above (each, a “Fund”) of the Registrant.

The matters to be acted on at the Shareholder Meeting for the above Registrant, as detailed in the Proxy Statement and accompanying materials, include:

1. To approve an amendment to the investment management agreement of each Fund to change the expense structure of each fund; and

2. To transact such other business as may properly come before the meeting and any adjournments thereof.

Please feel free to contact the undersigned at (410) 345-6646, or in my absence, Darrell N. Braman at (410) 345-2013 or Vicki S. Horwitz at 410-577-5024, if you should have any questions.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.